Summary of Significant Accounting Policies - Summary of Property and Equipment (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 525,703	$ 514,987	$ 513,055
Less: Accumulated depreciation	(465,042)	(444,952)	(418,386)
Property and equipment, net	60,661	70,035	94,669
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	390,328	379,612	377,680
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	102,563	102,563	102,563
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 32,812	$ 32,812	$ 32,812